Other comprehensive income - Schedule of Breakdown of Other Comprehensive Income (Loss) Relating to Financial Instruments at FVOCI, Derivative Financial Instruments, and Foreign Currency Translation (Details) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Beginning balance	$ 8,125	$ (11,548)	$ 208
Change in fair value on financial instruments, net of hedging	286	19,613	(12,252)
Reclassification of gains (losses) on financial instruments to profit or loss	(949)	60	48
Exchange difference in conversion of foreign currency operation			448
Other comprehensive income (loss) for the year	(663)	19,673	(11,756)
Ending balance	7,462	8,125	(11,548)
Financial instruments FVOCI
Statement [Line Items]
Beginning balance	(862)	(395)	141
Change in fair value on financial instruments, net of hedging	876	(467)	(560)
Reclassification of gains (losses) on financial instruments to profit or loss	(11)	0	24
Exchange difference in conversion of foreign currency operation			0
Other comprehensive income (loss) for the year	865	(467)	(536)
Ending balance	3	(862)	(395)
Financial Instruments CFH
Statement [Line Items]
Beginning balance	8,987	(11,153)	515
Change in fair value on financial instruments, net of hedging	(590)	20,080	(11,692)
Reclassification of gains (losses) on financial instruments to profit or loss	(938)	60	24
Exchange difference in conversion of foreign currency operation			0
Other comprehensive income (loss) for the year	(1,528)	20,140	(11,668)
Ending balance	7,459	8,987	(11,153)
Foreign currency translation adjustment
Statement [Line Items]
Beginning balance	0	0	(448)
Change in fair value on financial instruments, net of hedging	0	0	0
Reclassification of gains (losses) on financial instruments to profit or loss	0	0	0
Exchange difference in conversion of foreign currency operation			448
Other comprehensive income (loss) for the year	0	0	448
Ending balance	$ 0	$ 0	$ 0